CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Mar. 31, 2022	$ 270	$ 159,480	$ (6,734)	$ 507,846	$ (124)	$ 660,738
Balance (in Shares) at Mar. 31, 2022	26,886,000
Balance at Mar. 31, 2023	$ 272	167,303	(14,080)	627,202	1,568	782,265
Balance (in Shares) at Mar. 31, 2023	26,905,000
Issuance of restricted stock awards	$ 2	0	0	0	0	2
Issuance of restricted stock awards (in Shares)	150,000
Share-based compensation	$ 0	7,823	0	0	0	7,823
Repurchase of common stock	$ 0	0	(7,346)	0	0	(7,346)
Repurchase of common stock (in Shares)	(131,000)
Net earnings	$ 0	0	0	119,356	0	119,356
Foreign currency translation adjustment	0	0	0	0	1,692	1,692
Balance at Mar. 31, 2024	$ 274	180,058	(23,811)	742,978	2,280	$ 901,779
Balance (in Shares) at Mar. 31, 2024	26,952,000					26,952,000
Issuance of restricted stock awards	$ 2	(2)	0	0	0	$ 0
Issuance of restricted stock awards (in Shares)	162,000
Issuance of common stock	$ 0	3,019	0	0	0	3,019
Issuance of common stock (in Shares)	71,000
Share-based compensation	$ 0	9,738	0	0	0	9,738
Repurchase of common stock	$ 0	0	(9,731)	0	0	$ (9,731)
Repurchase of common stock (in Shares)	(186,000)					(131,837)
Net earnings	$ 0	0	0	115,776	0	$ 115,776
Foreign currency translation adjustment	0	0	0	0	712	712
Balance at Mar. 31, 2025	$ 276	193,698	(70,748)	850,956	3,441	$ 977,623
Balance (in Shares) at Mar. 31, 2025	26,526,000					26,526,000
Issuance of restricted stock awards	$ 1	(1)	0	0	0	$ 0
Issuance of restricted stock awards (in Shares)	125,000
Issuance of common stock	$ 1	3,634	0	0	0	3,635
Issuance of common stock (in Shares)	58,000
Share-based compensation	$ 0	10,007	0	0	0	10,007
Repurchase of common stock	$ 0	0	(46,937)	0	0	$ (46,937)
Repurchase of common stock (in Shares)	(609,000)					(557,009)
Net earnings	$ 0	0	0	107,978	0	$ 107,978
Foreign currency translation adjustment	$ 0	$ 0	$ 0	$ 0	$ 1,161	$ 1,161